Segment Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 NumberOfSegments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of business segments	2
Number of business segments prior to January 1, 2014	3
Impairment of goodwill and intangible assets included in operating loss	$ 2.8	$ 0	$ 3.3
Number of operating segments	3
Americas
Segment Reporting Information [Line Items]
Restructuring charges	7.6
EMEA-APAC
Segment Reporting Information [Line Items]
Restructuring charges	$ 24.9